Exploration for and evaluation of oil and natural gas resources (Tables)	12 Months Ended
Dec. 31, 2025
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

			$ million
	2025	2024	2023
Exploration and evaluation costs
Exploration expenditure written off	343	767	746
Other exploration costs	227	207	251
Exploration expense for the year	570	974	997
Impairment losses	26	6	20
Intangible assets – exploration and appraisal expenditure[a]	3,963	4,438	4,328
Liabilities	33	76	109
Net assets	3,930	4,362	4,219
Cash used in operating activities	227	207	251
Cash used in investing activities	1,169	1,513	1,039
aAmount capitalized at 31 December 2025, 2024 and 2023 relates to assets in various regions. This includes $536 million in the Brazil region (2024 $395 million, 2023 $418 million), $776 million in the Middle East and North Africa region (2024 $1,289 million, 2023 $1,182 million) and $609 million in the Azerbaijan Georgia and Türkiye region (2024 $651 million, 2023 $631 million).